Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Audit of the financial statements	£ 840	£ 741	£ 437
Subsidiary local statutory audits	103	95	85
SOX attestation fees	832	0	0
Total audit fees	1,775	836	522
Initial public offering expenses	0	0	655
Secondary offering expenses	0	150	0
Other SEC filings review expenses	0	36	0
Total audit related fees	0	186	655
Total auditor’s remuneration	£ 1,775	£ 1,022	£ 1,177